INCOME TAXES - Unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Line Items]
Unrecognized temporary differences	$ 368,496	$ 364,331
Tax losses carried forward
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	217,342	130,131
Mineral properties, plant and equipment
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	45,429	90,647
Other deductible temporary differences
Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	$ 105,725	$ 143,553